UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

loanDepot.com, LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported):  February 11, 2019
Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001596242

Peter Macdonald (949) 470-6237
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]
loanDepot.com, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period. loanDepot.com, LLC is also a securitizer of asset-backed securities guaranteed by Ginnie Mae (“GNMA MBS”). loanDepot.com, LLC has no repurchase activity to report for the quarterly reporting period except for the specific GNMA MBS issuances described in Item 1.02 of this Form ABS-15G.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

Item 1.02	Periodic Filing of Rule 15Ga-1 Representation and Warranties Disclosure

As a securitizer of GNMA MBS, loanDepot.com, LLC provides the tabular disclosures below with respect to the specific GNMA MBS issuances (identified by Pool #) for which there was reportable repurchase activity during the reporting period covered by this Form ABS-15G.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator (1) # $ (%)	Assets That Were Subject of Demand (2)(3) # $ (%)	Assets That Were Repurchased or Replaced (2)(5) # $ (%)	Assets Pending Repurchase or Replacement (within cure period)(2)(3) # $ (%)	Demand in Dispute (2)(4) # $(%)	Demand Withdrawn # $ (%)	Demand Rejected (2)(3) # $ (%)

(a)	(b)	(c)	(d) (e) (f)	(g) (h) (i)	(j) (k) (l)	(m) (n) (o)	(p) (q) (r)	(s) (t) (u)	(v) (w) (x)
GNMA-II Pool # BG2882		loanDepot.com, LLC	16 / $ 2,672,660 / 100%		1 / $ 137,835 / 5.16%
GNMA-II Pool # BG2884		loanDepot.com, LLC	33 / $ 7,429,754 / 100%		4 / $ 1,017,192 / 13.69%
GNMA-II Pool # BG2886		loanDepot.com, LLC	8 / $ 1,732,402 / 100%		1 / $ 87,636 / 5.06%
GNMA-II Pool # BG2888		loanDepot.com, LLC	39 / $ 10,785,248 / 100%		18 / $ 5,967,724 / 55.33%
GNMA-II Pool # BG2889		loanDepot.com, LLC	141 / $ 35,376,736 / 100%		4 / $ 1,302,050 / 3.68%
GNMA-II Pool # BG2891		loanDepot.com, LLC	16 / $ 10,284,324 / 100%		3 / $2,321,515 / 22.58%
GNMA-II Pool # BG2892		loanDepot.com, LLC	24 / $ 5,067,558 / 100%		5 / $ 1,626,572 / 32.1%
GNMA-II Pool # BG2893		loanDepot.com, LLC	46 / $ 15,158,274 / 100%		1 / $ 275,000 / 1.81%
GNMA-II Pool # BG2894		loanDepot.com, LLC	169 / $ 40,762,839 / 100%		5 / $ 1,910,000 / 4.69%
GNMA-II Pool # BH7330		loanDepot.com, LLC	19 / $ 4,921,379 / 100%		1 / $ 443,305 / 9.01%
GNMA-II Pool # BH7333		loanDepot.com, LLC	151 / $ 35,677,041 / 100%		3 / $ 926,349 / 2.6%
GNMA-II Pool # BH7335		loanDepot.com, LLC	69 / $ 15,806,596 / 100%		1 / $ 135,000 / 0.85%
GNMA-II Pool # BH7338		loanDepot.com, LLC	74 / $ 12,376,957 / 100%		3 / $ 693,867 / 5.61%
GNMA-II Pool # BH7340		loanDepot.com, LLC	27 / $ 8,065,932 / 100%		7 / $ 2,439,969 / 30.25%
GNMA-II Pool # BH7342		loanDepot.com, LLC	53 / $ 11,092,533 / 100%		1 / $ 242,755 / 2.19%
GNMA-II Pool # BH7344		loanDepot.com, LLC	18 / $ 5,141,448 / 100%		2 / $ 880,967 / 17.13%
GNMA-II Pool # BH7345		loanDepot.com, LLC	55 / $ 12,938,190 / 100%		1 / $ 338,307 / 2.61%
GNMA-II Pool # BH7347		loanDepot.com, LLC	24 / $ 14,419,500 / 100%		2 / $ 1,420,035 / 9.85%

GNMA-II Pool # BH7348	loanDepot.com, LLC	83 / $ 22,156,470 / 100%		1 / $ 348,000 / 1.57%
GNMA-II Pool # BH7372	loanDepot.com, LLC	139 / $ 34,220,117 / 100%		1 / $ 397,705 / 1.16%
GNMA-II Pool # BH7376	loanDepot.com, LLC	46 / $ 11,179,137 / 100%		1 / $ 130,000 / 1.16%
GNMA-II Pool # BF8819	loanDepot.com, LLC	52 / $5,060,638 / 100%				1 / $91,706 / 1.81%
GNMA-II Pool # BG2623	loanDepot.com, LLC	38 / $2,726,203 / 100%				1 / $72,500 / 2.66%
GNMA-II Pool # BH7429	loanDepot.com, LLC	32 / $7,893,740 / 100%				2 / $733,616 / 9.29%
GNMA-II Pool # BH7433	loanDepot.com, LLC	74 / $16,345,507 / 100%				1 / $245,000 / 1.5%
GNMA-II Pool # BH7439	loanDepot.com, LLC	185 / $42,868,760 / 100%				5 / $1,323,105 / 3.09%
GNMA-II Pool # BH7441	loanDepot.com, LLC	20 / $4,719,713 / 100%				1 / $190,203 / 4.03%
GNMA-II Pool # BH7442	loanDepot.com, LLC	140 / $36,914,903 / 100%				4 / $1,082,147 / 2.93%
GNMA-II Pool # BH7446	loanDepot.com, LLC	45 / $10,418,331 / 100%				4 / $1,051,895 / 10.1%
GNMA-II Pool # BH7447	loanDepot.com, LLC	23 / $5,698,289 / 100%				1 / $376,000 / 6.6%
GNMA-II Pool # BH7460	loanDepot.com, LLC	31 / $8,530,725 / 100%				1 / $366,715 / 4.3%
GNMA-II Pool # BH7466	loanDepot.com, LLC	27 / $16,627,726 / 100%				1 / $694,913 / 4.18%
GNMA-II Pool # BH7470	loanDepot.com, LLC	47 / $12,242,954 / 100%				1 / $164,247 / 1.34%
GNMA-II Pool # BB7069	loanDepot.com, LLC	94 / $26,523,128 / 100%	1 / $255,290 / 0.96%		1 / $255,290 / 0.96%
GNMA-II Pool # BB7064	loanDepot.com, LLC	18 / $5,348,509 / 100%	1 / $222,629 / 4.16%		1 / $222,629 / 4.16%
GNMA-II Pool # BH7465	loanDepot.com, LLC	105 / $23,198,579 / 100%	1 / $162,800 / 0.70%		1 / $162,800 / 0.70%
GNMA-II Pool # BJ2911	loanDepot.com, LLC	131 / $29,818,691 / 100%	1 / $111,111 / 0.37%				1 / $111,111 / 0.37%

Total:		2,312 / $572,201,491 / 100%	4 / $751,830 / 0.89%	66 / $23,041,783 / 7.28%	3 / $640,719 / 1.16%	23 / $6,392,047 / 3.76%	1 / $111,111 / 0.37%

1)	The information reported in columns (d) through (f) is by principal balance of pool assets at the time of the respective securitization.

2)
The information reported in columns (g) through (x) is for the reporting period and the respective percentages are determined using principal balance of pool assets as of the reporting period end date.

3)
The information reported herein describes repurchases of certain assets from the applicable GNMA pool as required by the GNMA guidelines, regardless of whether an actual demand to repurchase such assets was ever made by GNMA. Three (3) of the assets identified in columns (m) through (o) and the one (1) asset identified in columns (v) through (x) were identified by the Originator for repurchase during the reporting period, and were not the subject of a demand by GNMA or a third party.

4)
GNMA requested 23 of the assets identified in columns (p) through (r) be repurchased due to their non-compliance with the Economic Growth, Regulatory Relief, and Consumer Protection Act (S.2155 / P.L. 115-174), which was signed into law on May 24, 2018, issued on May 30, 2018 and became effective on June 1, 2018 (the “Act”) during the reporting period ended September 30, 2018. On May 30, 2018, GNMA issued a release stating that: “Ginnie Mae understands that some Issuers have already certified pools and loan packages for June 2018 issuances, which may contain loans that do not meet the seasoning requirements implemented by the Act and reflected on this memorandum…. Notwithstanding the foregoing, Issuers are required to review and evaluate the eligibility of any VA Refinances submitted with any pools or loan packages scheduled for June delivery or later.”  Subsequent to such time, on September 26, 2018, the United States House of Representatives passed the Protect Affordable Mortgages for Veterans Act of 2018 (H.R. 6737), which bill amends the Act in order to provide more deference to GNMA to protect the integrity of its securities. Specifically, if passed, the bill would allow VA-guaranteed refinance loans to remain eligible for pooling in GNMA securities absent the new seasoning requirements passed in the Act if the loan was originated prior to its passage.  On October 2, 2018, the bill was referred to the United States Senate Committee on Banking, Housing and Urban Affairs. While the bill is under consideration by the United States Senate, GNMA has indicated a willingness to refrain from taking further action on the repurchase demands it issued under the Act. Notwithstanding the preceding, the Originator disputes GNMA’s assertion that these 23 assets do not conform to the Act.

5)
GNMA requested the 66 assets identified in columns (j) through (l) be repurchased due to their non-compliance with the Act, as described in the preceding footnote, during the reporting period ended June 30, 2018. Unlike the disputed 23 repurchases referenced in the preceding footnote, the Originator ultimately agreed with GNMA and the 66 assets were repurchased on December 28, 2018.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 11, 2019	LOANDEPOT.COM, LLC.
(Securitizer)

	By:	/s/ Jeff DerGurahian
		Name:	Jeff DerGurahian
		Title:	Chief Capital Markets Officer